Investment in associates and joint ventures	6 Months Ended
Jun. 30, 2026
Investments In Associates and Joint Ventures [Abstract]
Investments in associates and joint ventures	6 Investment in associates and joint ventures

Investments in associates and joint ventures
	30 June 2026			31 December 2025
in EUR million	Interest held (%)	Fair value of listed investments	Balance sheet value	Interest held (%)	Fair value of listed investments	Balance sheet value
TMBThanachart Bank Public Company Limited	20%	1,107	983	23%	1,212	1,307
Other investments in associates and joint ventures			201			300
			1,184			1,607
TMBThanachart Bank Public Company Limited
ING Group has a 20%  investment in TMBThanachart Bank Public Company Limited (hereafter: TTB), a bank listed on the stock exchange of Thailand. TTB is providing products and services to wholesale, small and medium enterprise (SME), and retail customers. TTB is accounted for as an investment in associate based on the size of
ING's shareholding and representation on the Board. The investment in TTB is reflected in the Corporate Line.
Other investments in associates and joint ventures
Included in Other investments in associates and joint ventures are mainly financial services and (non-) financial technology funds or vehicles operating predominantly in Europe, and are individually not significant to ING Group.
Significant influence for associates in which the interest held is below 20%, is based on the combination of ING
Group’s financial interest and other arrangements, such as participation in the Board of Directors.
The associates and joint ventures of ING are subject to legal and regulatory restrictions regarding the amount of dividends they can pay to ING. These restrictions are, for example, dependent on the laws in the country of incorporation for declaring dividends or as a result of minimum capital requirements that are imposed by industry regulators in the countries in which the associates and joint ventures operate.
In addition, the associates and joint ventures also consider other factors in determining the appropriate levels of equity needed. These factors and limitations include, but are not limited to, the rating agency and regulatory views, which can change over time.

Changes in Investments in associates and joint ventures
in EUR million	30 June 2026	31 December 2025
Opening balance as at 1 January	1,607	1,679
Additions	4	1
Transfers	0	-29
Revaluations	-25	35
Share of results	127	209
Dividends received	-76	-160
Disposals	-382	-66
Impairments	-4	-9
Exchange rate differences	-34	-54
Other	-33
Closing balance	1,184	1,607
Share of results from associates and joint ventures of EUR 127 million (31 December 2025: EUR 209 million) as included in the table above is mainly attributable to our share in the results of TTB of EUR 69 million (31 December
2025: EUR 136 million).
Disposals of EUR -382 million (31 December 2025: EUR -66 million) mainly relate to the partial reduction of ING's stake in TTB, through participation in TTB's 2026 share buyback programmes. The transactions reduced ING's stake
(excl. treasury shares) to 19.5%, however ING continues to hold significant influence over TTB given the magnitude of its voting rights and board representation. Gross proceeds to ING from the transactions amounted to approximately EUR 304 million.
Impairments and reversal thereof on the investment in TTB
Accumulated impairments on the investment in TTB of EUR 395 million (31 December 2025: EUR 395 million) were recognised in previous years. There is no impairment trigger observed as per 30 June 2026. While the estimated recoverable amount, based on fair value less costs of disposal, exceeded the carrying amount, the available evidence did not support a reversal of previously recognised impairment losses at the reporting date.